Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Current assets:
Cash	$ 229,366,000	$ 217,450,000
Restricted cash	681,000	105,000
Prepaid expenses and other current assets	30,136,000	15,411,000
Total current assets	260,183,000	232,966,000
Non-current assets:
Property and equipment, net	28,413,000	19,968,000
Right of use asset, net	24,133,000
Long-term deposits	1,912,000	1,276,000
Assets	314,641,000	254,210,000
Current liabilities:
Accounts payable	2,733,000	2,022,000
Accrued expenses and other liabilities	15,548,000	19,054,000
Lease liability	2,282,000
Total current liabilities	20,563,000	21,076,000
Non-current liabilities:
Lease liability	24,407,000
Long-term lease incentive obligation		207,000
Other long-term payables	30,000	285,000
Total liabilities	45,000,000	21,568,000
Shareholders' equity:
Additional paid-in capital	494,080,000	361,311,000
Accumulated other comprehensive loss	(28,353,000)	(15,488,000)
Accumulated deficit	(196,206,000)	(113,301,000)
Total shareholders' equity	269,641,000	232,642,000
Total liabilities and shareholders' equity	314,641,000	254,210,000
Ordinary shares
Shareholders' equity:
Share value	2,000	2,000
Deferred shares
Shareholders' equity:
Share value	0	0
Deferred B Shares
Shareholders' equity:
Share value	118,000	118,000
Deferred C Shares
Shareholders' equity:
Share value	$ 0	$ 0